SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Finished goods	$ 284,238	$ 565,624	$ 433,478
Raw materials and supplies	197,240	146,934	127,629
Total inventories	$ 481,478	$ 712,558	$ 561,107